Deposits - Schedule Maturities of Other Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
2014	$ 182,545
2015	66,473
2016	97,153
2017	19,980
2018 and thereafter	15,845
Other time deposits	$ 381,996	$ 437,092